Non-controlling interests (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Minority Interest [Line Items]
Balance as of December 31, 2016 (Audited)	$ 15,891,713
Net income attributable to non-controlling interest(unaudited)	11,655,638	$ 2,053,922
Effect of exchange rate (unaudited)	635,181
Balance as of June 30, 2017 (Unaudited)	33,355,566
Zhengzhou Hangmei [Member]
Minority Interest [Line Items]
Acquisition of Zhengzhou Hangmei (unaudited)	$ 5,173,034